Leases	12 Months Ended
Sep. 30, 2022
MARIADB CORPORATION AB [Member]
Leases
Note 11. Leases
The Company leases real estate for use in daily operations. The leases generally have lease terms of 1 to 5 years, some of which include options to terminate or extend leases for up to 1 to 3 years or on a month-to-month
basis. The Company includes the options that are reasonably certain to be exercised as part of the determination of lease terms. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Company is restricted from assigning and subleasing the leased assets. The Company recognizes operating lease costs on a straight-line basis over the term of the agreement, taking into account adjustments for market provisions such as free or escalating base monthly rental payments or deferred payment terms such as rent holidays that defer the commencement date of the required payments. The Company also has certain leases with lease terms of 12 months or less.
The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.
Variable operating lease expenses primarily consist of real estate taxes. The components of the Company’s lease costs included in its consolidated statement of operations and comprehensive loss were as follows:

	Year Ended September 30,
	2022	2021
	(in thousands)
Operating lease costs	$653	$715
Short term lease costs	18	31
Variable lease costs	55	20

Total lease cost	$726	$766

	Year Ended September 30,
	2022	2021
	(in thousands)
Research and development	$29	$116
Sales and marketing expenses	3	7
General and administrative expenses	694	643

Total lease cost	$726	$766

The balances of the Company’s operating leases were recorded on the consolidated balance sheet as of the end of each period as follows:

	September 30, 2022	September 30, 2021
	(in thousands)
Operating lease right-of-use assets	$890	$1,645
Operating lease liabilities, current	$496	$658
Operating lease liabilities, net of current	433	1,035

Total operating lease liabilities	$929	$1,693

The following table presents supplemental information related to the Company’s operating leases:

	Year Ended September 30,
	2022	2021
	(in thousands, except weighted- average information)
Cash paid for amounts included in the measurement of operating lease liabilities	$664	$694
Weighted-average remaining lease term (in years)	1.86	2.63
Weighted-average discount rate	3.22%	3.20%
Future minimum lease payments under
non-cancelable
operating leases on an annual undiscounted cash flow basis as of September 30, 2022 were as follows (in thousands):

Year ended September 30:
2023	$519
2024	421
2025	18

Total minimum payments	$958
Less imputed interest	(29)

Present value of future minimum lease payments	929

Less current obligations under leases	(496)

Non-current lease obligations	$433